Research and development expenses - Breakdown of Research and Development Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (57,375,574)	€ (35,789,166)	€ (19,508,101)
Personnel expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(13,334,350)	(7,988,096)	(2,951,323)
Clinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(27,653,658)	(16,944,557)	(8,748,748)
Nonclinical expenses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(4,853,822)	(3,891,479)	(3,322,590)
Manufacturing costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	(11,181,355)	(6,325,068)	(4,311,958)
License costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses		(500,000)
Intellectual Property costs [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development expenses	€ (352,389)	€ (139,966)	€ (173,482)